Patents (Details Textuals) (USD $)	9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			$ 346,000			$ 346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			346,000			346,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			346,000			346,000
Write-off of abandoned patents	0	88,582	440,780	0	0	1,353,976	1,353,976
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year			$ 441,087	$ 430,650	$ 407,746	$ 441,087